INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES
Income before income taxes
MILLIONS	2014	2013	2012

United States	$937.7	$725.8	$594.8
International	760.7	572.5	417.8
Total	$1,698.4	$1,298.3	$1,012.6

Provision for income taxes

MILLIONS	2014	2013	2012

Federal and state	$344.3	$301.3	$141.3
International	253.4	153.8	173.2
Total current	597.7	455.1	314.5
Federal and state	(67.7)	(124.0)	31.7
International	(53.8)	(6.5)	(34.9)
Total deferred	(121.5)	(130.5)	(3.2)
Provision for income taxes	$476.2	$324.7	$311.3

Net deferred tax assets and deferred tax liabilities

DECEMBER 31 (MILLIONS)	2014	2013

Deferred tax assets
Other accrued liabilities	$122.9	$125.9
Loss carryforwards	86.0	106.3
Share-based compensation	70.9	70.1
Pension and other comprehensive income	357.3	160.9
Foreign tax credits	15.6	29.9
Other, net	78.2	150.0
Valuation allowance	(74.2)	(88.3)
Total	656.7	554.8
Deferred tax liabilities
Property, plant and equipment basis differences	269.2	287.3
Intangible assets	1,392.2	1,488.0
Unremitted foreign earnings	37.4	94.5
Other, net	126.1	132.0
Total	1,824.9	2,001.8
Net deferred tax liabilities balance	$(1,168.2)	$(1,447.0)

Reconciliation of the statutory U.S. federal income tax rate to the company's effective income tax rate

	2014	2013	2012

Statutory U.S. rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	1.6	1.1	1.1
Foreign operations	(6.1)	(4.5)	(3.0)
Domestic manufacturing deduction	(2.0)	(2.6)	(2.6)
R&D credit	(0.7)	(1.4)	—
Change in valuation allowance	(0 .1)	(1.0)	—
Nondeductible deal costs	—	0.2	0.5
Audit settlements and refunds	0.2	(0.8)	0.1
Other, net	0.1	(1.0)	(0.4)
Effective income tax rate	28.0%	25.0%	30.7%

Reconciliation of the beginning and ending amount of gross liability for unrecognized tax benefits

MILLIONS	2014	2013	2012

Balance at beginning of year	$98.7	$93.1	$89.5
Additions based on tax positions related to the current year	5.3	9.1	7.5
Additions for tax positions of prior years	5.2	6.1	5.0
Reductions for tax positions of prior years	(17.8)	(15.6)	(3.4)
Reductions for tax positions due to statute of limitations	(0.2)	(3.6)	(0.8)
Settlements	(9.0)	(0.7)	(8.0)
Assumed in connection with the Champion acquisition	—	9.8	—
Assumed in connection with the Nalco merger	—	—	7.8
Foreign currency translation	(3.5)	0.5	(4.5)
Balance at end of year	$78.7	$98.7	$93.1